Term Loans (Details Textual 1) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 13, 2012	Dec. 31, 2011	Mar. 12, 2014 Dominion Capital Llc [Member]	Mar. 12, 2014 Thirty One Group Llc [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Sep. 17, 2012 Common Stock [Member]	Apr. 04, 2014 Purchase agreement with ICG [Member]	Mar. 04, 2014 Purchase agreement with ICG [Member]	Oct. 30, 2013 Purchase agreement with ICG [Member]	Aug. 28, 2013 Purchase agreement with ICG [Member]	Apr. 26, 2013 Purchase agreement with ICG [Member]	Mar. 31, 2014 Purchase agreement with ICG [Member]	Dec. 31, 2013 Purchase agreement with ICG [Member]	Mar. 12, 2014 Purchase agreement with ICG [Member]	Aug. 31, 2013 Purchase agreement with ICG [Member]	Apr. 30, 2013 Purchase agreement with ICG [Member]	Dec. 31, 2013 Term Loan Agreement [Member]	Dec. 31, 2012 Term Loan Agreement [Member]	Mar. 12, 2014 Exchange Agreement [Member]	Apr. 15, 2014 Exchange Agreement [Member]	Jan. 30, 2013 Convertible Promissory Notes, Unsecured [Member]	Jun. 30, 2012 Convertible Promissory Notes, Unsecured [Member]	Jun. 30, 2013 Convertible Promissory Notes, Unsecured [Member]	Sep. 30, 2012 Promissory Note, unsecured [Member]	Dec. 31, 2012 Promissory Note, unsecured [Member]	Mar. 31, 2014 8% Convertible Promissory Notes 10 [Member]	Sep. 30, 2011 8% Convertible Promissory Notes 10 [Member] Note	Dec. 31, 2012 8% Convertible Promissory Notes 10 [Member]	May 31, 2011 Promissory note with equity component (Member)	Jul. 31, 2012 18% Convertible Promissory Note (Member)	Dec. 31, 2012 18% Convertible Promissory Note (Member)	May 02, 2013 Promissory Note, Unsecured [Member]	Mar. 31, 2013 Promissory Note, Unsecured [Member]	Dec. 31, 2012 Promissory Note, Unsecured [Member]	May 26, 2011 Promissory Note, Unsecured [Member]	Dec. 31, 2011 Acquisition promissory note (Member)	Dec. 31, 2012 Acquisition promissory note (Member)	Dec. 31, 2011 Acquisition promissory note (Member)	Dec. 31, 2013 Acquisition promissory note (Member)	Dec. 31, 2012 Promissory Note, Unsecured, matured in May 26, 2011 [Member]	Mar. 31, 2013 15% Promissory Note, Unsecured [Member]	Dec. 31, 2013 15% Promissory Note, Unsecured [Member]	Dec. 31, 2013 Term Loan Maturing in January 2014 [Member] Purchase agreement with ICG [Member]	Aug. 31, 2013 Term Loan Maturing in January 2014 [Member] Purchase agreement with ICG [Member]	Apr. 30, 2013 Term Loan Maturing in January 2014 [Member] Purchase agreement with ICG [Member]	Mar. 31, 2014 PNC Bank Revolving Credit Facility [Member]	Dec. 31, 2013 PNC Bank Revolving Credit Facility [Member]	Dec. 31, 2013 12% Convertible Debentures [Member]
Term Loan (Textual)
Original principal amount of debt instrument						$ 125,000															$ 287,500	$ 1,725,000						$ 27,500		$ 530,000						$ 210,000					$ 50,000							$ 100,000		$ 575,000	$ 863,000
Gross proceeds from issuance of warrants																	3,000,000
Promissory note principal balance					9,500																													0					175,000	9,500			200,000			0		100,000
Debt instrument, interest rate																												8.00%	8.00%	18.00%			8.00%			18.00%	18.00%				18.00%						15.00%	15.00%						12.00%
Maturity date of notes																												Dec. 31, 2012		Oct. 31, 2012						Jan. 31, 2013											Apr. 30, 2013							Jul. 13, 2015
Maturity date, start date																																	Nov. 01, 2011									Mar. 01, 2012												Jul. 13, 2014
Maturity date, end date																																	Jun. 30, 2012									Jun. 30, 2012											Jun. 17, 2014	Jul. 13, 2015
Considered default maturity date																																			Dec. 31, 2011
Description of debt conversion													7.95	7.95														This note was convertible into common stock of the Company, at the holder's option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.			At the holder's option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.			At the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.		The principal and interest on this note were convertible, at the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.	At the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.
conversion price (the “Conversion Price”) equal to the lesser of (i) $6.36, or (ii) 85% of the price per share of the Company’s common stock in the first underwritten public offering of not less than $10 million of the Company’s equity securities (a “Qualified Offering”).  The Conversion Price is subject to customary anti-dilution provisions.  Notwithstanding the foregoing, the Convertible Debenture of a particular holder will not be convertible if such conversion would result in such holder owning more than 4.99% of the issued and outstanding shares of the Company’s common stock after such conversion.

Note converted into common stock		1,180,361						561,197	519,164				109,399	107,477													7,207										36,584
Interest expense on the Term Loan				2,726,175	491,943																															280,819	11,130						0	0
Number of promissory note issued																																	5
Common stock share issued to lender for promissory note																																									16,000
Upon conversion, the beneficial conversion feature																																					280,819
Maximum revolving credit facility																																																					10,000,000
Other income																																						80,000
Debt repaid																																						95,000
Interest expense		3,277,000	1,294,000	5,574,228	1,699,746																		2,394,825	491,943	277,000
Aggregate purchase price																					250,000	1,500,000																												500,000	750,000
Debt instrument maturity term
note matured on the tenth trading day following the earlier of (i) the closing by the Company of a public offering of equity securities resulting in gross proceeds of at least $20,000 or (ii) any capital raise by the Company of at least $3,000.

Note matured on the tenth trading day following the earlier of (i) the closing by the Company of a public offering of equity securities resulting in gross proceeds of at least $20 million or (ii) any capital raise by the Company of at least $3 million.

Repayment of note on non completion of capital raise within 180 days, description																		the lender could have elected to be repaid on this note by either receiving 25% of the Company's future monthly cash flows until such time as the unpaid principal had been repaid, or converting the unpaid principal amount into shares of the Company's common stock.
 The lender could have elected to be repaid on this note by either receiving 25% of the Company's future monthly cash flows until such time as the unpaid principal had been repaid, or converting the unpaid principal amount into shares of the Company’s common stock.

Debt conversion price description
note was convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company’s common stock on the date of conversion, but in no event less than $11.60 per share.
																			Note was convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company's common stock on the date of conversion, but in no event less than $11.60 per share.
The Exchange Agreement provided, however, that if 85% of the volume weighted average price of the Company’s common stock on April 14, 2014 was less than $10.50, the Company was required to issue an additional number of shares of the Company’s common stock such that the average conversion price of the MidMarket Loans was such lower price.
																																																						Common stock has been trading at 150% or higher of the applicable Conversion Price for 30 consecutive trading days with an average daily trading volume of not less than $1,000,000 of shares per day.
Agreement, description
Common stock at a price per share equal to the lesser of (i) the Conversion Price (as defined below) and (ii) 75% of the average of the VWAP (the daily volume weighted average price) of the Company’s common stock for the five-trading-day period ending on, and including, the trading day immediately preceding the trading day that is five days prior to the applicable monthly amortization date.

Extended Maturity Date of Note																																																December 2013					September 17, 2017
Description of warrants issuable to ICG																		ICG was also issued two warrants to purchase a number of common shares equal to fifty percent (50%) of the number of shares into which the note may be converted on the date of issuance of the note.	ICG was also issued two warrants to purchase a number of common shares equal to fifty percent (50%) of the number of shares into which the note may be converted on the date of issuance of the note.
Warrants exercise price description
The warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company’s securities resulting in gross proceeds of at least $3,000, provided, however, that if no such offering closed by October 30, 2013, then the exercise price for the warrant would be equal to 120% of the closing price of the Company’s common stock on October 30, 2013.
																			The warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company's securities resulting in gross proceeds of at least $3,000,000, provided, however, that if no such offering closed by October 30, 2013, then the exercise price for the warrant would be equal to 120% of the closing price of the Company's common stock on October 30, 2013.
Derivative Liabilities				19,877,723	33,593		38,557								19,000	35,000	140,000
Change in fair value of derivative liability recorded as net gain (loss)		2,200,000		(3,246,313)	160,351										19,000	35,000			130,000
Loss on warrant excercises															952,000
Interest rate, Description																																																				Interest charges were computed on the greater of (x) $5,000 or (y) the actual principal amount of advances outstanding during the month at a rate per annum equal to, (i) in the case of Domestic Rate Loans, the sum of the Alternate Base Rate (as defined in the PNC Credit Agreement) plus 0.50% per annum, or (ii) in the case of LIBOR Rate Loans, the LIBOR rate plus 2.75% per annum. Prior to each advance, the Company had the option of making such advance a Domestic Rate Loan or a LIBOR Rate Loan.	Interest charges will be computed on the greater of (x) $5,000,000 or (y) the actual principal amount of advances outstanding during the month at a rate per annum equal to, (i) in the case of Domestic Rate Loans, the sum of the Alternate Base Rate (as defined in the PNC Credit Agreement) plus 0.50% per annum, or (ii) in the case of LIBOR Rate Loans, the LIBOR rate plus 2.75% per annum. Prior to each advance, the Company has the option of making such advance a Domestic Rate Loan or a LIBOR Rate Loan.
Borrowing Capacity, Description
Borrowing base equal to the sum of (a) 88% of the Company’s eligible accounts receivable, plus (b) the lesser of (i) 65% of the Company’s Eligible Milestone Receivables (as defined in the PNC Credit Agreement) and (ii) $500, minus (c) the aggregate maximum undrawn amount of all outstanding letters of credit under the revolving credit facility, and minus (d) $2,500 (prior to the release of the availability block). Initially, the borrowing base was reduced by a $2,500 availability block, which would have been eliminated on September 30, 2014 if the Company met certain financial conditions and was not in default under the revolving credit facility.
																																																					Borrowing base equal to the sum of (a) 88% of the Company's eligible accounts receivable, plus (b) the lesser of (i) 65% of the Company's Eligible Milestone Receivables (as defined in the PNC Credit Agreement) and (ii) $500,000, minus (c) the aggregate maximum undrawn amount of all outstanding letters of credit under the revolving credit facility, and minus (d) $2,500,000 (prior to the release of the availability block). Initially, the borrowing base is reduced by a $2,500,000 availability block, which may be eliminated on September 30, 2014 if the Company meets certain financial conditions and is not in default under the revolving credit facility.
Subsequent events, description																																																				The Company was required to have availability under the PNC loan of $3,000	The Company was required to have availability under the PNC loan of $3 million.
Prepaid Loan Amount																																																					108,000
Other Assets, Current	526,000	526,000		805,000	232,067																																																108,000	11,625,002
Redemption, Description																																																						For cash at a redemption price (the "Redemption Amount") equal to 115% of the outstanding principal amount of the Convertible Debenture, plus all accrued and unpaid interest, plus an amount equal to the interest that would have accrued on the Convertible Debenture through the one year anniversary of the issuance date. Upon the occurrence of a Qualified Offering while the Convertible Debentures remain outstanding, (i) each holder of a Convertible Debenture has the option to force the redemption of a portion of such holder's Convertible Debenture for a redemption price equal to the Qualified Offering Amount (as defined below), and (ii) the Company has the option to force the redemption of portion of holder's Convertible Debenture in an amount equal to or less than the Qualified Offering Amount. The "Qualified Offering Payment" means, with respect to each Convertible Debenture, an amount equal to the lesser of (i) 50% of the Redemption Amount and (ii) (a) 50% of the gross proceeds of the Qualified Offering multiplied by (b)(x) the Redemption Amount of such Convertible Debenture, divided by (y) the Redemption Amount of all Convertible Debentures issued pursuant to the purchase agreement.
Debt discount amount, Amortized		2,056,000	82,000	1,239,282	163,590						382,492																																											6,620
Interest outstanding, Description																																																						The "Mandatory Default Amount" means the sum of (a) the greater of (i) the outstanding principal amount of the Convertible Debenture, plus all accrued and unpaid interest thereon, plus all interest that would have been earned through December 13, 2014 if such interest has not yet accrued, divided by the Conversion Price on the date the Mandatory Default Amount is either (A) demanded (if demand or notice is required to create an event of default) or otherwise due or (B) paid in full, whichever has a lower Conversion Price, multiplied by the VWAP of the Company's common stock on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 115% of the outstanding principal amount of the Convertible Debenture, plus 100% of accrued and unpaid interest hereon, plus all interest that would have been earned through December 13, 2014 if such interest has not yet accrued, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the Convertible Debenture. After the occurrence of an event of default that results in the acceleration of the Convertible Debentures, the interest rate on the Convertible Debentures shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law. Additionally, upon the occurrence of an event of default, at the holder's election each Convertible Debenture shall become convertible into shares of the Company's common stock at the lesser of (i) the Conversion Price, and (ii) 70% of the average VWAP of the Company's common stock for the five trading days in the preceding twenty trading days that have the lowest VWAP during such period.
Exercise price of warrants																																																	$ 4.80
Issuances of shares from conversion of notes payable, Shares	109,399									211,320	36,567																					107,477
Availability of debt borrowing																																																					1,500,000
Conversion price per share												$ 10.50								$ 10.50					$ 10.50	$ 5.35
Fair value																									$ 11.87
Issuance of shares upon conversion of debt	1,725,000	1,344,000		382,491							4														14,011,000							1,725,000
Principal amount of debt outstanding																									12,025,000
Loss on extinguishment of debt		(5,740,000)		(992,000)																					1,986,000
Debt conversion converted amount			425,000		153,216									1,725
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	12,660	12,660
Convertible Debt, Fair Value Disclosures	$ 2,860	$ 2,860